SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The following table sets forth the total share-based payment expense for the six and three-month periods ended June 30 in relation to all directors and employees of the Company.

	Six-month period		Three-month period
	2026	2025	2026	2025
Equity-settled share-based payment expense	1	—	1	—
Total share-based compensation expense	1	—	1	—
Umbrella Incentive Plan
In December 2025, the Remuneration Committee approved the Group's Umbrella Incentive Plan (“Umbrella Plan”). Following the
listing on Nasdaq this plan will help to establish a flexible, market-aligned framework designed to support retention, reward performance, and align with shareholder interests.
On January 27, 2026, certain operating companies executives were granted long term incentive ("LTI") award of 439,980 equity-
settled common shares under the Umbrella Plan (assuming maximum achievement). These awards are subject to a market condition tied to an absolute share price target, applicable to the total number of shares granted with vesting scheduled for
December 31, 2027. The fair value of the awards with market performance conditions was determined using a Monte Carlo simulation that takes into account the likelihood of the performance condition being satisfied.
During the six months period ended June 30, 2026, certain operating compaies executives were granted long term incentive
("LTI") award of 335,372 equity-settled common shares under the Umbrella Plan (assuming maximum achievement). These awards are subject to a market condition tied to an absolute share price target, applicable to the total number of shares granted with vesting scheduled for December 31, 2028. The fair value of the awards with market performance conditions was determined using a Monte Carlo simulation that takes into account the likelihood of the performance condition being satisfied.
The following table sets forth the principal assumptions applied by the Group in determining the fair value of issued equity settled share-based payment awards with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.65%	-	3.83%
Long-term dividend yield (%)			—%
Volatility of share price (%)	48.44%	-	49.80%
Share price (p)	$11.72	-	$12.59
On February 10, 2026, certain directors were granted LTI award totaling 20,000 equity-settled common shares under the
Umbrella Plan. These awards vested immediately upon grant. Fair value was measured as the market price of the Company's common shares as of the grant date.
During the six-month period ended June 30, 2026, a total of 20,000 common shares were transferred to the operating companies' executives in connection with the equity awards that vested in February 2026.